Putnam VT Global Health Care Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (96.7%)(a)
	Shares	Value
Biotechnology (17.6%)
AbbVie, Inc.	81,300	$8,798,286
Acceleron Pharma, Inc.(NON)	15,455	2,095,853
Alnylam Pharmaceuticals, Inc.(NON)	7,600	1,073,044
Amgen, Inc.	3,455	859,639
Biogen, Inc.(NON)	5,149	1,440,433
Blueprint Medicines Corp.(NON)	8,200	797,286
Ironwood Pharmaceuticals, Inc.(NON)	307,824	3,441,472
Mersana Therapeutics, Inc.(NON)	66,800	1,080,824
Regeneron Pharmaceuticals, Inc.(NON)	5,844	2,765,030
Rocket Pharmaceuticals, Inc.(NON)	17,409	772,437
Syndax Pharmaceuticals, Inc.(NON)	19,045	425,846
United Therapeutics Corp.(NON)	4,700	786,169
Vertex Pharmaceuticals, Inc.(NON)	6,100	1,310,829
Vincerx Pharma, Inc.(NON)	46,885	904,881
Vor BioPharma, Inc.(NON)	25,497	1,098,921

		27,650,950
Diversified financial services (0.4%)
Health Sciences Acquisitions Corp. 2(NON)	69,005	774,926

		774,926
Health-care equipment and supplies (12.9%)
Abbott Laboratories	27,400	3,283,616
Danaher Corp.	22,000	4,951,760
Edwards Lifesciences Corp.(NON)	33,600	2,810,304
Inmode, Ltd. (Israel)(NON)	11,100	803,307
Intuitive Surgical, Inc.(NON)	1,800	1,330,092
Medtronic PLC	38,800	4,583,444
Terumo Corp. (Japan)	25,100	909,845
Zimmer Biomet Holdings, Inc.	10,100	1,616,808

		20,289,176
Health-care providers and services (14.6%)
AmerisourceBergen Corp.	11,400	1,345,998
Anthem, Inc.	11,600	4,163,820
Biodesix, Inc.(NON)(S)	23,802	483,419
Cigna Corp.	4,500	1,087,830
Humana, Inc.	4,100	1,718,925
Laboratory Corp. of America Holdings(NON)	3,900	994,617
McKesson Corp.	13,100	2,555,024
UnitedHealth Group, Inc.	28,300	10,529,581

		22,879,214
Life sciences tools and services (8.9%)
Avantor, Inc.(NON)	55,200	1,596,936
Bio-Rad Laboratories, Inc. Class A(NON)	3,300	1,884,861
ICON PLC (Ireland)(NON)(S)	17,300	3,397,201
Lonza Group AG (Switzerland)	3,603	2,014,310
Thermo Fisher Scientific, Inc.	11,000	5,020,180

		13,913,488
Pharmaceuticals (42.3%)
4Front Ventures Corp.(NON)	949,059	1,119,890
Astellas Pharma, Inc. (Japan)	47,800	738,040
AstraZeneca PLC (United Kingdom)	85,894	8,581,419
Bausch Health Cos., Inc.(NON)	25,100	796,674
Bristol-Myers Squibb Co.	40,800	2,575,704
Chugai Pharmaceutical Co., Ltd. (Japan)	16,100	655,232
Columbia Care, Inc. (Canada)(NON)	58,400	376,680
Daiichi Sankyo Co., Ltd. (Japan)	76,800	2,244,852
Eisai Co., Ltd. (Japan)	5,900	396,353
Eli Lilly and Co.	36,100	6,744,202
GlaxoSmithKline PLC (United Kingdom)	211,994	3,764,241
Green Thumb Industries, Inc.(NON)	12,700	374,650
Innoviva, Inc.(NON)	150,800	1,802,060
Johnson & Johnson	52,226	8,583,343
Merck & Co., Inc.	51,362	3,959,497
Merck KGaA (Germany)	8,202	1,402,375
Nektar Therapeutics(NON)	35,500	710,000
Novartis AG (Switzerland)	43,803	3,743,288
Novo Nordisk A/S Class B (Denmark)	20,052	1,358,507
Perrigo Co. PLC	21,500	870,105
Pfizer, Inc.	112,503	4,075,984
Roche Holding AG (Switzerland)	14,377	4,646,304
Sanofi (France)	43,361	4,284,066
Takeda Pharmaceutical Co., Ltd. (Japan)	37,800	1,365,831
TerrAscend Corp. (Canada)(NON)	74,500	758,410
Trulieve Cannabis Corp.(NON)	8,500	386,748

		66,314,455

Total common stocks (cost $107,399,382)		$151,822,209

UNITS (1.5%)(a)
Units		Value
Population Health Investment Co., Inc.(NON)	46,061	$462,913
Sarissa Capital Acquisition Corp.(NON)	174,129	1,885,817

Total units (cost $2,209,726)		$2,348,730

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Seneca Biopharma, Inc. Ser. K, (acquired various dates from 1/3/14 to 4/20/17, cost $0)(RES)	1/9/22	$946.40	2,050	$—
Vincerx Pharma, Inc.	12/24/25	11.50	46,885	189,415

Total warrants (cost $76,647)				$189,415

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	Shares	3,411,750	$3,411,750
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	2,492,326	2,492,326
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	80,000	80,000
U.S. Treasury Bills 0.084%, 5/13/21(SEGSF)		$200,000	199,995
U.S. Treasury Cash Management Bills 0.035%, 6/29/21(SEGSF)		100,000	99,998

Total short-term investments (cost $6,284,048)			$6,284,069
TOTAL INVESTMENTS

Total investments (cost $115,969,803)			$160,644,423

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $58,505,882) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/16/21	$659,112	$668,416	$9,304
		Euro	Buy	6/16/21	5,539,321	5,613,107	(73,786)
		Japanese Yen	Sell	5/19/21	1,450,777	1,530,859	80,082
	Barclays Bank PLC
		British Pound	Sell	6/16/21	435,593	441,924	6,331
		Euro	Buy	6/16/21	811,549	822,521	(10,972)
		Japanese Yen	Buy	5/19/21	322,605	340,345	(17,740)
	Citibank, N.A.
		Danish Krone	Buy	6/16/21	2,885,515	2,968,576	(83,061)
		Euro	Sell	6/16/21	443,709	449,704	5,995
	Credit Suisse International
		British Pound	Sell	6/16/21	1,848,410	1,873,791	25,381
		Japanese Yen	Buy	5/19/21	1,071,804	1,131,010	(59,206)
	Goldman Sachs International
		British Pound	Buy	6/16/21	1,117,871	1,133,371	(15,500)
		Euro	Sell	6/16/21	665,564	677,410	11,846
		Japanese Yen	Buy	5/19/21	3,756,693	3,964,242	(207,549)
	HSBC Bank USA, National Association
		British Pound	Sell	6/16/21	294,808	298,859	4,051
		Euro	Sell	6/16/21	3,850,571	3,897,209	46,638
		Swiss Franc	Buy	6/16/21	4,094,772	4,139,431	(44,659)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	597,594	612,706	(15,112)
		Japanese Yen	Sell	5/19/21	1,459,666	1,540,265	80,599
		New Zealand Dollar	Buy	4/21/21	307,011	319,132	(12,121)
		Swiss Franc	Sell	6/16/21	3,425,543	3,530,620	105,077
	Morgan Stanley & Co. International PLC
		British Pound	Buy	6/16/21	1,696,455	1,719,614	(23,159)
		Euro	Sell	6/16/21	2,129,641	2,153,151	23,510
		Swiss Franc	Buy	6/16/21	1,514,007	1,560,491	(46,484)
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	2,952,192	3,026,748	(74,556)
		Euro	Buy	6/16/21	1,541,943	1,562,469	(20,526)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/21/21	522,695	535,855	(13,160)
		British Pound	Sell	6/16/21	1,962,031	1,986,499	24,468
		Canadian Dollar	Sell	4/21/21	592,772	594,639	1,867
		Euro	Sell	6/16/21	10,100	10,237	137
		Israeli Shekel	Sell	4/21/21	483,030	480,425	(2,605)
		Japanese Yen	Sell	5/19/21	182,679	192,768	10,089
	Toronto-Dominion Bank
		Euro	Buy	6/16/21	411,764	417,340	(5,576)
	UBS AG
		Australian Dollar	Sell	4/21/21	2,180,797	2,229,060	48,263
		Euro	Sell	6/16/21	182,745	185,152	2,407
		Japanese Yen	Buy	5/19/21	842,513	888,958	(46,445)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	857,916	879,560	(21,644)
		British Pound	Sell	6/16/21	3,836,777	3,893,981	57,204
		Euro	Buy	6/16/21	232,307	235,437	(3,130)

	Unrealized appreciation						543,249

	Unrealized (depreciation)						(796,991)

	Total						$(253,742)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $156,930,996.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,609,775	$18,815,800	$18,013,825	$1,265	$3,411,750
	Putnam Short Term Investment Fund**	4,337,567	8,737,190	10,582,431	1,332	2,492,326

	Total Short-term investments	$6,947,342	$27,552,990	$28,596,256	$2,597	$5,904,076
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $3,411,750, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,364,633.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $109,990.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $469,626 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.6%
	United Kingdom	7.9
	Switzerland	6.6
	Japan	4.0
	France	2.7
	Ireland	2.2
	Germany	0.9
	Denmark	0.9
	Canada	0.7
	Israel	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $491,266 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $109,990 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$774,926	$—	$—
Health care	144,737,130	6,310,153	—

Total common stocks	145,512,056	6,310,153	—
Units	2,348,730	—	—
Warrants	189,415	—	—
Short-term investments	80,000	6,204,069	—

Totals by level	$148,130,201	$12,514,222	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(253,742)	$—

Totals by level	$—	$(253,742)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$54,000,000
Warrants (number of warrants)	37,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com